SCHEDULE OF INVESTMENTS

Balanced (in thousands)	MARCH 31, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Integrated Telecommunication Services – 1.0%
Verizon Communications, Inc.	56	$3,296

Interactive Home Entertainment – 1.0%
Electronic Arts, Inc.(A)	33	3,361

Interactive Media & Services – 1.4%
Alphabet, Inc., Class A(A)	4	4,849

Movies & Entertainment – 1.2%
Walt Disney Co. (The)	35	3,876

Total Communication Services - 4.6%		15,382

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 1.2%
Coach, Inc.	122	3,958

Casinos & Gaming – 1.9%
Las Vegas Sands, Inc.	103	6,299

General Merchandise Stores – 1.6%
Dollar General Corp.	44	5,223

Home Improvement Retail – 2.1%
Lowe’s Co., Inc.	65	7,108

Restaurants – 1.3%
Domino’s Pizza, Inc.	17	4,389

Total Consumer Discretionary - 8.1%		26,977

Consumer Staples
Distillers & Vintners – 1.0%
Constellation Brands, Inc.	20	3,427

Packaged Foods & Meats – 1.8%
General Mills, Inc.	114	5,916

Tobacco – 1.5%
Philip Morris International, Inc.	55	4,891

Total Consumer Staples - 4.3%		14,234

Energy
Integrated Oil & Gas – 2.9%
Chevron Corp.	39	4,804
Hess Corp.	80	4,826

		9,630

Oil & Gas Equipment & Services – 0.3%
Core Laboratories N.V.	13	904

Oil & Gas Exploration & Production – 0.8%
Cimarex Energy Co.	41	2,866

Oil & Gas Storage & Transportation – 1.5%
Enterprise Products Partners L.P.	174	5,055

Total Energy - 5.5%		18,455

Financials
Asset Management & Custody Banks – 1.3%
Blackstone Group L.P. (The)	125	4,388

Diversified Banks – 2.4%
Northern Trust Corp.	50	4,524
U.S. Bancorp	69	3,314

		7,838

Financial Exchanges & Data – 0.8%
Intercontinental Exchange, Inc.	33	2,524

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The)	23	4,454

Other Diversified Financial Services – 1.4%
JPMorgan Chase & Co.	45	4,577

Regional Banks – 1.6%
PNC Financial Services Group, Inc. (The)	43	5,232

Total Financials - 8.8%		29,013

Health Care
Biotechnology – 1.7%
Biogen, Inc.(A)	10	2,383
BioMarin Pharmaceutical, Inc.(A)	37	3,292

		5,675

Health Care Equipment – 2.6%
Medtronic plc	36	3,258
Zimmer Holdings, Inc.	41	5,276

		8,534

Managed Health Care – 2.1%
Anthem, Inc.	17	4,788
UnitedHealth Group, Inc.	9	2,243

		7,031

Pharmaceuticals – 2.0%
Jazz Pharmaceuticals plc(A)	20	2,881
Pfizer, Inc.	82	3,484

		6,365

Total Health Care - 8.4%		27,605

Industrials
Aerospace & Defense – 1.6%
Boeing Co. (The)	14	5,450

Agricultural & Farm Machinery – 1.2%
Deere & Co.	25	4,037

Airlines – 1.0%
Delta Air Lines, Inc.	64	3,310

Electrical Components & Equipment – 1.4%
Emerson Electric Co.	68	4,641

Railroads – 2.0%
Union Pacific Corp.	39	6,466

Trucking – 1.2%
Knight Transportation, Inc.	125	4,092

Total Industrials - 8.4%		27,996

Information Technology
Application Software – 1.9%
Autodesk, Inc.(A)	41	6,453

Communications Equipment – 1.1%
Cisco Systems, Inc.	69	3,722

Data Processing & Outsourced Services – 1.5%
Fiserv, Inc.(A)	29	2,570
MasterCard, Inc., Class A	10	2,343

		4,913

Electronic Manufacturing Services – 0.5%
IPG Photonics Corp.(A)	11	1,671

Semiconductors – 4.4%
Intel Corp.	104	5,595
Micron Technology, Inc.(A)	100	4,124
QUALCOMM, Inc.	88	4,997

		14,716

Systems Software – 1.9%
Microsoft Corp.	52	6,145

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	31	5,832

Total Information Technology - 13.1%		43,452

Materials
Industrial Gases – 0.4%
Air Products and Chemicals, Inc.	8	1,450

Specialty Chemicals – 1.8%
PPG Industries, Inc.	52	5,814

Total Materials - 2.2%		7,264

TOTAL COMMON STOCKS – 63.4%		$210,378

(Cost: $188,697)

CORPORATE DEBT SECURITIES	Principal
Communication Services
Cable & Satellite – 0.3%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
4.250%, 10-15-30	$450	478
4.700%, 10-15-48	450	490

		968

Total Communication Services - 0.3%		968

Consumer Discretionary
Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc., 2.800%, 8-22-24	1,000	1,002

Total Consumer Discretionary - 0.3%		1,002

Consumer Staples
Distillers & Vintners – 0.1%
Bacardi Ltd., 4.450%, 5-15-25(B)	350	353

Household Products – 0.8%
Colgate-Palmolive Co., 3.700%, 8-1-47	2,500	2,584

Tobacco – 0.2%
BAT International Finance plc, 2.750%, 6-15-20(B)	600	597

Total Consumer Staples - 1.1%		3,534

Energy
Oil & Gas Drilling – 0.8%
Nabors Industries Ltd., Convertible, 0.750%, 1-15-24	3,600	2,561

Oil & Gas Storage & Transportation – 0.6%
Colorado Interstate Gas Co., 4.150%, 8-15-26(B)	800	814
Williams Partners L.P., 3.600%, 3-15-22	1,000	1,014

		1,828

Total Energy - 1.4%		4,389

Financials
Consumer Finance – 0.3%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4-10-22	250	250
3.700%, 5-9-23(C)	150	149
Hyundai Capital America, 2.550%, 4-3-20(B)	500	497

		896

Diversified Banks – 1.5%
DBS Group Holdings Ltd., 2.246%, 7-16-19(B)	1,000	998
HSBC Holdings plc, 3.400%, 3-8-21	625	631
ING Bank N.V., 2.500%, 10-1-19(B)	500	499
Mizuho Bank Ltd., 2.650%, 9-25-19(B)	1,300	1,299
Standard Chartered plc, 2.250%, 4-17-20(B)	1,400	1,388
U.S. Bancorp, 3.100%, 4-27-26	400	400

		5,215

Investment Banking & Brokerage – 0.9%
Credit Suisse Group Funding (Guernsey) Ltd., 2.750%, 3-26-20	500	499
Goldman Sachs Group, Inc. (The):
2.905%, 7-24-23	2,000	1,979
5.700%, 12-29-49	245	245

		2,723

Life & Health Insurance – 0.6%
Northwestern Mutual Life Insurance Co. (The), 3.850%, 9-30-47(B)	1,000	973
Sumitomo Life Insurance Co., 4.000%, 9-14-77(B)	1,000	972

		1,945

Multi-Line Insurance – 0.1%
Aon plc (GTD by Aon Corp.), 2.800%, 3-15-21	500	499

Other Diversified Financial Services – 0.6%
Citigroup, Inc.:
5.950%, 12-29-49	150	152
6.250%, 12-29-49	750	789
JPMorgan Chase & Co.:
5.000%, 12-29-49	750	746
5.300%, 11-1-65	250	253

JPMorgan Chase & Co. (3-Month U.S. LIBOR plus 347 bps), 6.221%, 4-29-49(D)	285	286

		2,226

Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.), 2.200%, 3-15-21(C)	200	199

Regional Banks – 0.3%
PNC Bank N.A., 3.250%, 6-1-25	600	608
SunTrust Banks, Inc., 5.625%, 12-29-49	400	405

		1,013

Total Financials - 4.4%		14,716

Health Care
Biotechnology – 0.3%
Amgen, Inc., 2.125%, 5-1-20	1,000	997

Health Care Equipment – 0.1%
Zimmer Holdings, Inc., 2.700%, 4-1-20	350	349

Health Care Services – 0.2%
Quest Diagnostics, Inc., 3.450%, 6-1-26	773	767

Health Care Supplies – 0.3%
Shire Acquisitions Investments Ireland Designated Activity Co., 2.875%, 9-23-23	1,000	988

Pharmaceuticals – 0.8%
Celgene Corp., 3.450%, 11-15-27(C)	500	495
Forest Laboratories, Inc., 5.000%, 12-15-21(B)	1,258	1,310
Johnson & Johnson, 3.400%, 1-15-38	1,000	983

		2,788

Total Health Care - 1.7%		5,889

Industrials
Aerospace & Defense – 0.8%
Huntington Ingalls Industries, Inc., 3.483%, 12-1-27	1,000	978
Northrop Grumman Corp., 3.250%, 1-15-28	1,500	1,476

		2,454

Airlines – 0.1%
Southwest Airlines Co., 2.650%, 11-5-20	375	375

Environmental & Facilities Services – 0.3%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 3.150%, 11-15-27	1,000	997

Railroads – 0.1%
Kansas City Southern de Mexico S.A. de C.V., 2.350%, 5-15-20	291	289

Total Industrials - 1.3%		4,115

Information Technology
Electronic Equipment & Instruments – 0.2%
Keysight Technologies, Inc., 4.600%, 4-6-27	500	517

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc., 3.200%, 5-11-27	1,000	1,009

Total Information Technology - 0.5%		1,526

Materials
Diversified Metals & Mining – 0.1%
Anglo American plc, 4.125%, 4-15-21(B)	500	505

Specialty Chemicals – 0.3%
Ecolab, Inc., 3.250%, 12-1-27	1,000	1,006

Total Materials - 0.4%		1,511

Real Estate
Specialized REITs – 0.4%
American Tower Corp., 2.250%, 1-15-22	1,200	1,182
Crown Castle International Corp., 5.250%, 1-15-23	200	215

		1,397

Total Real Estate - 0.4%		1,397

Utilities
Electric Utilities – 0.3%
Duke Energy Corp., 3.150%, 8-15-27	500	491
Entergy Texas, Inc., 2.550%, 6-1-21	300	296
Exelon Corp., 2.450%, 4-15-21(C)	400	396

		1,183

Total Utilities - 0.3%		1,183

TOTAL CORPORATE DEBT SECURITIES – 12.1%		$40,230

(Cost: $40,669)

LOANS(D)
Industrials
Industrial Machinery – 0.3%
Dynacast International LLC (ICE LIBOR plus 850 bps), 11.101%, 1-30-23(E)	1,100	1,056

Total Industrials - 0.3%		1,056

TOTAL LOANS – 0.3%		$1,056

(Cost: $1,087)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations - 1.3%
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.500%, 6-1-44	620	649
3.000%, 6-15-45	813	826

Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.500%, 10-1-28	61	66
6.500%, 2-1-29	31	34
3.500%, 6-25-29	491	509
7.500%, 4-1-31	29	32
7.000%, 7-1-31	40	46
7.000%, 9-1-31	72	81
6.500%, 2-1-32	169	193
7.000%, 2-1-32	106	120
7.000%, 3-1-32	38	44
7.000%, 7-1-32	72	81
5.500%, 5-1-33	38	41
5.500%, 6-1-33	37	40
4.500%, 11-1-43	514	548
3.000%, 10-25-46	825	833
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust 1997-A, Class 3-A, 8.293%, 12-15-26	28	32

		4,175

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 1.3%		$4,175

(Cost: $4,211)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Inflation Protected Obligations - 3.4%
U.S. Treasury Notes:
0.125%, 7-15-26	4,200	4,110
2.125%, 2-15-40	3,727	4,654
1.000%, 2-15-46	2,550	2,602

		11,366

Treasury Obligations - 18.7%
U.S. Treasury Bonds:
2.250%, 11-15-25	3,240	3,227
3.500%, 2-15-39	4,000	4,540
3.875%, 8-15-40	225	269
3.750%, 8-15-41	650	762
3.000%, 2-15-48	250	259
3.000%, 8-15-48	3,060	3,175

U.S. Treasury Notes:
2.625%, 8-31-20	1,250	1,254
2.875%, 10-31-20	4,720	4,759
2.750%, 11-30-20	750	755
2.250%, 2-15-21	787	786
2.875%, 10-15-21	13,195	13,399
2.875%, 11-15-21	750	762
1.875%, 4-30-22	200	198
2.000%, 7-31-22	1,045	1,038
1.875%, 10-31-22	1,000	988
2.000%, 10-31-22	480	476
2.125%, 12-31-22	1,800	1,793
2.875%, 9-30-23	2,000	2,054
2.875%, 10-31-23	600	617
2.750%, 11-15-23	500	511
2.125%, 9-30-24	1,000	993
2.250%, 10-31-24	3,635	3,631
2.500%, 1-31-25	1,250	1,265
2.875%, 4-30-25	1,000	1,033
2.875%, 5-31-25	900	930
3.000%, 9-30-25	900	938
2.625%, 12-31-25	800	816
2.250%, 2-15-27	2,250	2,234
2.375%, 5-15-27	340	341
2.750%, 2-15-28	1,150	1,184
2.875%, 5-15-28	575	598
2.875%, 8-15-28	1,987	2,067
3.125%, 11-15-28	4,210	4,470

		62,122

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 22.1%		$73,488

(Cost: $71,840)

SHORT-TERM SECURITIES
Master Note - 0.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.710%, 4-5-19(F)	1,275	1,275

Money Market Funds - 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 2.360%, (G)(H)	192	192

TOTAL SHORT-TERM SECURITIES – 0.5%		$1,467

(Cost: $1,467)
TOTAL INVESTMENT SECURITIES – 99.7%		$330,794

(Cost: $307,971)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		880

NET ASSETS – 100.0%		$331,674

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2019 the total value of these securities amounted to $10,205 or 3.1% of net assets.

(C)	All or a portion of securities with an aggregate value of $188 are on loan.
(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(E)	Securities whose value was determined using significant unobservable inputs.

(F)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Investment made with cash collateral received from securities on loan.
(H)	Rate shown is the annualized 7-day yield at March 31, 2019.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of March 31, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$210,378	$—	$—
Corporate Debt Securities	—	40,230	—
Loans	—	—	1,056
United States Government Agency Obligations	—	4,175	—
United States Government Obligations	—	73,488	—
Short-Term Securities	192	1,275	—

Total	$210,570	$119,168	$1,056

During the period ended March 31, 2019, there were no transfers in or out of Level 3.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Conduit

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at March 31, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$307,971

Gross unrealized appreciation	30,001
Gross unrealized depreciation	(7,178)

Net unrealized appreciation	$22,823